Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2016	2015
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$20,267	$20,636
Construction in progress	Not applicable		355	740
Other	3 - 45		1,740	1,743
Regulated:
Natural gas transmission facilities		1.2 - 6.97	12,692	12,189
Construction in progress	Not applicable	Not applicable	1,603	941
Other	5 - 45	1.35 - 33.33	1,590	1,584
Total property, plant, and equipment, at cost			$38,247	$37,833
Accumulated depreciation and amortization			(10,226)	(9,233)
Property, plant, and equipment – net			$28,021	$28,600
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(1)	Estimated useful life and depreciation rates are presented as of December 31, 2016. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]
The following table presents the significant changes to our ARO, of which $798 million and $857 million are included in Asset retirement obligations with the remaining portion in Asset retirement obligations under Current liabilities on the Consolidated Balance Sheet at December 31, 2016 and 2015, respectively.

	December 31,
	2016	2015
	(Millions)
Beginning balance	$914	$831
Liabilities incurred	21	41
Liabilities settled	(8)	(3)
Accretion expense	69	60
Revisions (1)	(137)	(15)
Ending balance	$859	$914
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(1)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process.